Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 15, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 06, 2022
Private Placement (Details) [Line Items]
Placement unit description			Each Placement Unit consists of one Placement Share and one-half of one Placement Warrant. Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Price per units (in Dollars per share)				$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate shares	632,500	632,500	632,500
Units at a price (in Dollars per share)	$ 10	$ 10	$ 10
Aggregate purchase price (in Dollars)		$ 6,325,000	$ 6,325,000
Placement units purchased		52,500	52,500
Placement unit description		Each Placement Unit consists of one Class A common stock (the “Placement Shares”) and one-half of one redeemable warrant (the “Placement Warrants”). Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Aggregate of shares		632,500
Price per units (in Dollars per share)		$ 10